Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional volume of natural gas derivatives that is expected to settle or mature each year
The following table reflects the volume activity of our natural gas derivatives as of December 31, 2023 that is expected to settle or mature each year:

Year	Natural Gas Swaps (MMBTUs)
(in millions)
2024	32.4
2025	25.1
2026	20.9
2027	10.3
2028	—
Total	88.7

Schedule of fair value of derivative instruments and effect on consolidated balance sheets
The table below reflects the fair value of derivative instruments and their effect on our consolidated balance sheets at December 31, 2023 and 2022.

	Consolidated Balance Sheet Location	Fair Value
		2023	2022
		(dollars in thousands)
Assets
Natural gas swaps	Other current assets	$—	$35,285
Natural gas swaps	Other deferred charges	$25,459	$99,725
Liabilities
Natural gas swaps	Other current liabilities	$10,370	$3,206
Natural gas swaps	Other deferred credits	$1,644	$—

Schedule of the realized gains and (losses) on derivative instruments recognized in margin
The following table presents the realized gains and (losses) on derivative instruments recognized in margin for the years ended December 31, 2023, 2022 and 2021.

	Consolidated Statement of Revenues and Expenses Location	2023	2022	2021
		(dollars in thousands)
Natural gas swaps gains	Fuel	$2,001	$121,626	$31,440
Natural gas swaps losses	Fuel	(22,924)	(6,587)	(1,431)
Total		$(20,923)	$115,039	$30,009

Schedule of unrealized gains and (losses) on derivative instruments deferred on the balance sheet
The following table presents the unrealized (gains) and losses on derivative instruments deferred on the consolidated balance sheets at December 31, 2023 and 2022.

	Consolidated Balance Sheet Location
		2023	2022
		(dollars in thousands)
Natural gas swaps	Regulatory liability	$13,445	$131,804
Total		$13,445	$131,804